NEW STANDARDS AND INTERPRETATIONS	12 Months Ended
Dec. 31, 2024
Disclosure of operating segments [abstract]
NEW STANDARDS AND INTERPRETATIONS	NEW STANDARDS AND INTERPRETATIONS
4.1    Recently applied accounting pronouncements
Our Company has applied the following amendments for the first time for its annual reporting period commencing January 1, 2024:
Classification of liabilities as current or non-current and non-current liabilities with covenant - Amendments to IAS 1
Supplier finance arrangements - Amendments to IAS7 and IFRS 7
The Amendments listed above had no impact on the consolidated financial statements of our Company in prior periods and are not expected to significantly affect the current or future periods.
4.2    New accounting pronouncements not effective
The standards and interpretations that are issued, but not yet effective, up to the date of issuance of our Company’s financial statements are disclosed below. Our Company intends to adopt these standards, if applicable, when they become effective.
4.    NEW STANDARDS AND INTERPRETATIONS
4.2    New accounting pronouncements not effective (continued)
Sales or contribution of assets between an investor and its associate or joint venture – Amendments to IFRS 10 and IAS 28
In September 2014, the IASB issued amendments to IFRS 10, Consolidated Financial Statements and IAS 28, Investments in Associates and Joint Ventures, entitled Sales or Contribution of Assets between an Investor and its Associate or Joint Ventures. These narrow scope amendments clarify, that a full gain or loss is recognized when a transaction involves a business (whether it is housed in a subsidiary or not), and a partial gain or loss is recognized when a transaction involves assets that do not constitute a business. On December 17, 2015, the IASB issued an amendment that postpones the application of the amendments to IFRS 10 and IAS 28 indefinitely.
Our Company does not expect the amendments to have an impact on its consolidated financial statements.
Lack of exchangeability – Amendments to IAS 21
In August 2023, the IASB issued amendments to IAS 21, The Effects of Changes in Foreign Exchange Rates to specify how an entity should assess whether a currency is exchangeable and how it should determine a spot exchange rate when exchangeability is lacking. The amendments also require disclosure of information that enables users of its financial statements to understand how the currency not being exchangeable into the other currency affects, or is expected to affect, the entity’s financial statements. The amendments will be effective for annual reporting periods beginning on or after January 1, 2025. Early adoption is permitted, but will need to be disclosed. When applying the amendments, an entity cannot restate comparative information.
Our Company does not expect the amendments to have an impact on its consolidated financial statements.
Classification and measurement of financial instruments - Amendments to IFRS 9 and IFRS 7
On May 30, 2024, the IASB issued targeted amendments to IFRS 9 and IFRS 7, Classification and measurement of financial instruments, which:
•Clarifies that a financial liability is derecognized on the "settlement date", i.e., when the related obligation is discharged, cancelled, expires or the liability otherwise qualifies for derecognition. It also introduces an accounting policy option to derecognize financial liabilities that are settled through an electronic payment system before settlement date if certain conditions are met;
•Clarified how to assess the contractual cash flow characteristics of financial assets that include environmental, social and government ("ESG")-linked features and other similar contingent features;
•Clarifies the treatment of non-recourse assets and contractually linked instruments;
•Requires additional disclosures in IFRS 7 for financial assets and liabilities with contractual terms that reference a contingent event (including those that are ESG-linked), and equity instruments classified at fair value through other comprehensive income ("FVOCI").
The amendments will be effective for annual reporting periods beginning on or after January 1, 2026. Early adoption of either all the amendments at the same time or only the amendments to the classification of financial assets is permitted. An entity is required to apply the amendments retrospectively.
Our Company does not expect the amendments to have a material impact on its consolidated financial statements.
4.    NEW STANDARDS AND INTERPRETATIONS
4.2    New accounting pronouncements not effective (continued)
IFRS 18 - Presentation and disclosure in financial statements
In April 2024, the IASB issued IFRS 18, which replaces IAS 1, Presentation of Financial Statements. IFRS 18 introduces new requirements for presentation within the statement of profit or loss, including specified totals and subtotals. Furthermore, entities are required to classify all income and expenses within the statement of profit or loss into one of five categories: operating, investing, financing, income taxes and discontinued operations, whereof the first three are new.
It also requires disclosure of newly defined management-defined performance measures, subtotals of income and expenses, and includes new requirements for aggregation and disaggregation of financial information based on the identified 'roles' of the primary financial statements (PFS) and the notes.
In addition, narrow-scope amendments have been made to IAS 7, Statement of Cash Flows, which include changing the starting point for determining cash flows from operations under the indirect method, from 'profit or loss' to 'operating profit or loss' and removing the optionality around classification of cash flows from dividends and interest. In addition, there are consequential amendments to several other standards.
IFRS 18, and the amendments to the other standards, is effective for reporting periods beginning on or after January 1, 2027, but earlier application is permitted and must be disclosed. IFRS 18 will apply retrospectively.
Our Company is currently working to identify all impacts the amendments will have on the primary financial statements and notes to its consolidated financial statements.